RESQ DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.7%
	EQUITY - 97.7%
67,000	Amplify Transformational Data Sharing ETF	$ 1,214,710
37,000	ARK Innovation ETF	1,475,560
180,000	Bitwise Crypto Industry Innovators ETF	999,000
28,600	Communication Services Select Sector SPDR Fund	1,552,122
13,100	Consumer Discretionary Select Sector SPDR Fund	1,800,988
17,000	Consumer Staples Select Sector SPDR Fund	1,227,060
8,850	Energy Select Sector SPDR Fund	632,863
51,500	Financial Select Sector SPDR Fund	1,619,675
191,000	Global X Blockchain ETF	964,550
20,063	Health Care Select Sector SPDR Fund	2,572,879
16,100	Industrial Select Sector SPDR Fund	1,406,174
10,600	Invesco QQQ Trust Series 1	2,970,968
5,900	Materials Select Sector SPDR Fund	434,240
9,900	Real Estate Select Sector SPDR Fund	404,514
23,209	Technology Select Sector SPDR Fund	2,950,328
8,000	Utilities Select Sector SPDR Fund	561,040
35,000	Vanguard FTSE Emerging Markets ETF	1,457,750
4,000	Vanguard Information Technology ETF	1,306,200
		25,550,621

	TOTAL EXCHANGE-TRADED FUNDS (Cost $30,344,986)	25,550,621

	SHORT-TERM INVESTMENTS — 2.3%
	MONEY MARKET FUNDS - 2.3%
609,660	First American Government Obligations Fund Class X, 1.29% (Cost $609,660)(a)	609,660

	TOTAL INVESTMENTS - 100.0% (Cost $30,954,646)	$ 26,160,281
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	2,568
	NET ASSETS - 100.0%	$ 26,162,849

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2022.

RESQ STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.4%
	EQUITY - 22.0%
80,000	Direxion Daily Semiconductors Bull 3x Shares	$ 1,048,000
145,000	iShares Latin America 40 ETF	3,268,300
6,600	VanEck Semiconductor ETF	1,344,618
		5,660,918
	FIXED INCOME - 74.4%
35,000	Direxion Daily 20 Year Plus Treasury Bull 3x Shares	437,150
100,000	Invesco Preferred ETF	1,234,000
32,200	iShares 20+ Year Treasury Bond ETF	3,698,814
45,200	iShares CMBS ETF	2,174,572
39,000	iShares iBoxx $ High Yield Corporate Bond ETF	2,870,790
38,000	iShares Preferred & Income Securities ETF	1,249,440
13,000	PIMCO 15+ Year U.S. TIPS Index ETF	847,340
58,700	SPDR Portfolio Mortgage Backed Bond ETF	1,341,295
41,800	Vanguard Extended Duration Treasury ETF	4,185,434
13,000	Vanguard Long-Term Corporate Bond ETF	1,054,430
		19,093,265

	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,157,442)	24,754,183

	SHORT-TERM INVESTMENTS — 3.6%
	MONEY MARKET FUNDS - 3.6%
929,392	First American Government Obligations Fund Class X, 1.29% (Cost $929,392)(a)	929,392

	TOTAL INVESTMENTS - 100.0% (Cost $28,086,834)	$ 25,683,575
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(7,607)
	NET ASSETS - 100.0%	$ 25,675,968

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2022.